Commitments - Schedule of Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	$ 446,575	$ 350,422
Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	106,470	88,013
Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	44,150	30,650
Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	295,955	231,759
Pre-clinical
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	272,166	223,406
Pre-clinical | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	55,111	53,497
Pre-clinical | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	25,000	11,650
Pre-clinical | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	192,055	158,259
Phase I
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	164,275	116,219
Phase I | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	41,225	23,719
Phase I | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	19,150	19,000
Phase I | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	103,900	73,500
Phase II
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	10,134	10,797
Phase II | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	10,134	10,797
Phase II | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	0	0
Phase II | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	$ 0	$ 0